Common Shares and Warrants (Details 3) - $ / shares	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Number of Warrants	14,148,154	2,825,325	3,286,274
Weighted Average Remaining Contractual Life	3 years 7 months 2 days
Weighted Average Exercise Price	$ 0.56
# of Warrants 975,325
Number of Warrants	975,325
Weighted Average Remaining Contractual Life	2 months 1 day
Weighted Average Exercise Price	$ 2.25
# of Warrants 100,000
Number of Warrants	100,000
Weighted Average Remaining Contractual Life	8 months 19 days
Weighted Average Exercise Price	$ 0.96
# of Warrants 250,000
Number of Warrants	250,000
Weighted Average Remaining Contractual Life	8 months 23 days
Weighted Average Exercise Price	$ 1.55
# of Warrants 750,000
Number of Warrants	750,000
Weighted Average Remaining Contractual Life	1 year 1 month 9 days
Weighted Average Exercise Price	$ 0.14
# of Warrants 225,000
Number of Warrants	225,000
Weighted Average Remaining Contractual Life	2 years 2 months 4 days
Weighted Average Exercise Price	$ 0.80
# of Warrants 1,562,995
Number of Warrants	1,562,995
Weighted Average Remaining Contractual Life	1 year 2 months 12 days
Weighted Average Exercise Price	$ 0.80
# of Warrants 269,500
Number of Warrants	269,500
Weighted Average Remaining Contractual Life	1 year 2 months 26 days
Weighted Average Exercise Price	$ 0.80
# of Warrants 500,000
Number of Warrants	500,000
Weighted Average Remaining Contractual Life	4 years 6 months 14 days
Weighted Average Exercise Price	$ 0.30
# of Warrants 8,028,254
Number of Warrants	8,028,254
Weighted Average Remaining Contractual Life	4 years 8 months 4 days
Weighted Average Exercise Price	$ 0.35
# of Warrants 1,487,080
Number of Warrants	1,487,080
Weighted Average Remaining Contractual Life	4 years 8 months 12 days
Weighted Average Exercise Price	$ 0.35